Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Net unrealized gains (losses) on investments	¥ 0		¥ 0
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax	109	¥ (584)	902	¥ 996
Reclassification adjustment included in net income, tax	(1,032)	(109)	(1,505)	(323)
Foreign currency translation adjustments
Net unrealized gains (losses), tax	(1,107)	6,858	(4,573)	(823)
Reclassification adjustment included in net income, tax	(185)	(348)	(864)	(1,058)
Defined benefit pension plans
Net unrealized gains (losses), tax	47	151	152	(32)
Reclassification adjustment included in net income, tax	(90)	(40)	(268)	(142)
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax	2,093	1,116	2,542	(2,053)
Reclassification adjustment included in net income, tax	90	313	73	1,700
Debt valuation adjustments
Net unrealized gains (losses), tax	34	21	230	(65)
Reclassification adjustment included in net income, tax	¥ 8	¥ 5	¥ 19	¥ 12